ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	Sep. 03, 2020	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent liability		$ 5,700	$ 2,969
Global Environmental Technologies [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold, value	$ 66,400